Investor A C Institutional And Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000 Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
Investor A
Prospectus [Line Items]
Average Annual Return, Percent	13.75%	12.80%	13.53%
Investor A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.94%	9.75%	10.45%
Investor A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.28%	9.18%	9.94%
Investor C
Prospectus [Line Items]
Average Annual Return, Percent	18.12%	13.16%	13.45%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	20.27%	14.30%	14.42%
Class R
Prospectus [Line Items]
Average Annual Return, Percent	19.74%	13.73%	13.85%